UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22686

Blackstone / GSO Strategic Credit Fund

(exact name of Registrant as specified in charter)

345 Park Avenue, 31st Floor

New York, New York 10154

(Address of principal executive offices) (Zip code)

(Name and address of agent for service)

Marisa Beeney

345 Park Avenue, 31st Floor

New York, New York 10154

Registrant’s telephone number, including area code: (800) 831-5776

Date of fiscal year end: December 31

Date of reporting period: September 30, 2012

Item 1. Schedule of Investments.

Blackstone / GSO Strategic Credit Fund

Portfolio of Investments

September 30, 2012 (Unaudited)

	Moody’s Rating	Principal Amount	Market Value

FLOATING RATE LOAN INTERESTS(a) - 13.08%
Automotive - 0.25%
FRAM Group Holdings, Inc. (aka Autoparts Holdings), Senior Secured First Lien Term Loan, 6.500%, 07/31/2017	B1	$1,994,962	$1,987,481

Banking, Finance, and Real Estate - 0.38%
Nuveen Investments, Inc., Senior Secured Additional Extended First Lien Term Loan, 5.898%, 05/13/2017	B3	3,000,000	2,988,750

Consumer Goods Durable - 0.50%
AOT Bedding Super Holdings LLC (AKA National Bedding/Serta), Senior Secured First Lien Term B Loan, L + 3.750%, 10/01/2019(b)	B2	2,000,000	1,995,360
MModal, Inc., Senior Secured First Lien Term B Loan, 6.750%, 08/15/2019	Ba3	2,000,000	1,987,500

			3,982,860

Consumer Goods Non Durable - 0.25%
Acosta, Inc., Senior Secured First Lien Term B Loan, 5.750%, 03/01/2018	B1	2,000,000	2,012,490

Energy Elecricity - 0.24%
Star West Generation, Senior Secured First Lien Advance Term B Loan, 6.000%, 05/17/2018	Ba3	1,919,231	1,924,029

	Moody’s Rating	Principal Amount	Market Value

Energy, Oil and Gas - 0.51%
Samson Investment Co., Senior Secured Second Lien Initial Term Loan, L + 4.750%, 09/25/2018(b)	B1	$2,000,000	$2,015,420
Sheridan Production Partners LP, Senior Secured First Lien Term Loan, L + 3.750%, 01/01/2020(b)	B1	2,000,000	2,005,840

			4,021,260

Environmental Industries - 0.25%
Advanced Disposal Services, Inc., Senior Secured First Lien Term Loan, L + 4.000%, 01/01/2020(b)	Ba3	2,000,000	2,014,380

Healthcare and Pharmaceuticals - 2.62%
Axcan Pharmaceuticals, Inc., Senior Secured First Lien Term B-1 Loan, 5.500%, 02/10/2017	B1	1,994,924	1,999,911
Axcan Pharmaceuticals, Inc., Senior Secured First Lien Term B-2 Loan, 5.500%, 02/10/2017	B1	2,000,000	2,001,260
Capsugel Holdings US, Inc., Senior Secured First Lien Initial Term Loan, 4.750%, 08/01/2018	B1	1,949,714	1,961,413
Carestream Health, Inc., Senior Secured First Lien Term B Loan, 5.000%, 02/27/2017	B1	1,994,737	1,982,270
Convatec, Inc. (aka Cidron Healthcare, Ltd.), Senior Secured First Lien Dollar Term Loan, 5.000%, 12/22/2016	Ba3	2,000,000	2,011,250
Drumm Investors LLC (aka Golden Living), Senior Secured First Lien Term Loan, 5.000%, 05/04/2018	B1	1,994,828	1,928,340

	Moody’s Rating	Principal Amount	Market Value

Healthcare and Pharmaceuticals (continued)
Ikaria Acquisition, Inc., Senior Secured First Lien Term Loan, L + 6.500%, 09/18/2017(b)	B1	$3,000,000	$3,007,500
InVentiv Health, Inc. (f.k.a. Ventiv Health, Inc.), Senior Secured First Lien Term B-3 Loan, 6.750%, 05/15/2018	B1	2,000,000	1,945,000
Par Pharmaceutical Co., Inc., Senior Secured First Lien Term Loan, L + 3.750%, 09/18/2019(b)	B1	4,000,000	3,999,000

			20,835,944

High Tech Industries - 2.66%
Attachmante Corp., Senior Secured Second Lien Term Loan, 11.000%, 10/27/2017	B1	4,000,000	3,931,000
Excelitas Technologies, Inc. (fka IDS Acquisition), Senior Secured First Lien Term B Loan, 5.000%, 11/29/2016	B1	965,041	957,804
Freescale, Inc., Senior Secured First Lien Tranche B-1 Term Loan, 4.481%, 12/01/2016	B1	2,000,000	1,958,340
Lawson Software, Inc. (kfa SoftBrands, Inc.), Senior Secured First Lien Term B-2 Loan, 5.250%, 04/05/2018	B2	4,000,000	4,021,040
Presidio, Inc., Senior Secured First Lien Term Loan, 5.750%, 03/31/2017	B1	3,000,000	2,985,000
Technicolor, SA, Senior Secured First Lien Term A2 Facility Loan, 7.000%, 05/26/2016	B3	1,085,434	1,065,662
Technicolor, SA, Senior Secured First Lien Term B2 Facility Loan, 8.000%, 05/26/2017	B3	1,914,466	1,879,594
TriZetto Group, Inc. (TZ Merger Sub, Inc.), Senior Secured First Lien Term Loan, 4.750%, 05/02/2018	B1	2,475,000	2,469,320

	Moody’s Rating	Principal Amount	Market Value

High Tech Industries (continued)
TriZetto Group, Inc. (TZ Merger Sub, Inc.), Senior Secured Second Lien Term Loan, L + 7.250%, 03/27/2019(b)	B1	$1,860,465	$1,850,000

			21,117,760

Media Advertising, Printing and Publishing - 0.25%
Playboy Enterprises, Inc., Senior Secured First Lien Term B Loan, 8.250%, 03/06/2017	B2	2,000,000	2,020,000

Media Broadcasting and Subscription - 0.75%
FoxCo Acquisition Sub. LLC, Senior Secured First Lien Term Loan, L + 4.500%, 07/14/2017(b)	B1	2,000,000	2,018,120
Univision Communications, Inc., Senior Secured Extended First Lien Term Loan, 4.466%, 03/31/2017	B2	4,000,000	3,960,000

			5,978,120

Retail - 1.76%
BJ’s Wholesale Club, Inc., Senior Secured First Lien Term Loan, L + 4.500%, 09/26/2019(b)	B2	4,000,000	4,025,420
Chinos Acquisition Corp. (fka J Crew Operating), Senior Secured First Lien Term Loan, 4.750%, 03/07/2018	B1	2,000,000	1,998,570
Collective Brands Finance, Inc. (aka Payless ShoeSource), Senior Secured First Lien Term Loan, L + 6.000%, 01/01/2020(b)	B1	4,000,000	4,015,020
The Gymboree Corp., Senior Secured First Lien Term Loan, 5.000%, 02/23/2018	B1	2,000,000	1,955,000

	Moody’s Rating	Principal Amount	Market Value

Retail (continued)
Toys “R” Us, Inc., Senior Secured First Lien Term Loan, 6.000%, 09/01/2016	B1	$2,000,000	$1,998,760

			13,992,770

Services - Business - 0.24%
Scitor Corp., Senior Secured First Lien Term Loan, 5.000%, 02/15/2017	B2	1,906,593	1,890,511

Telecommunications - 0.73%
Avaya, Inc., Senior Secured Second Lien Term Loan, 4.927%, 10/26/2017	B1	2,000,000	1,831,120
Sorenson Communications, Inc., Senior Secured First Lien Tranche C Term Loan, 6.000%, 08/16/2013	B1	2,000,000	1,988,130
Wide Open West Finance LLC, Senior Secured First Lien Term Loan, 6.250%, 07/17/2018	B1	2,000,000	2,020,880

			5,840,130

Transportation Consumer - 0.75%
Sabre Holdings Corp., Senior Secured First Lien Incremental Term Loan, 7.209%, 12/29/2017	B1	4,000,000	4,037,500
Travelport, Inc. (aka TDS Investors), Senior Secured First Lien Extended Tranche B Dollar Term Loan, 4.961%, 08/13/2015	B1	2,000,000	1,912,500

			5,950,000

	Moody’s Rating	Principal Amount	Market Value
Utilities Electric - 0.94%
Calpine Corp., Senior Secured First Lien Term B3 Loan, L + 3.250%, 09/27/2019(b)	B1	$7,453,416	$7,509,317

TOTAL FLOATING RATE LOAN INTERESTS (Cost $104,179,255)			104,065,802

CORPORATE BONDS - 6.69%
Banking, Finance, and Real Estate - 0.38%
Lender Process Services, Inc., Senior Unsecured Bond, 5.750%, 04/15/2023	Ba2	1,000,000	1,000,000
Serta Simmons Holdings LLC, Senior Unsecured Bond, 8.125%, 10/01/2020(c)	Caa1	2,000,000	1,995,000

			2,995,000

Beverage, Food and Tobacco - 0.26%
Del Monte Foods Co., Senior Unsecured Bond, 7.625%, 02/15/2019	B3	2,000,000	2,067,500

Chemicals, Plastics and Rubber - 0.38%
Nufarm Australia, Ltd., Senior Unsecured Bond, 6.375%, 10/15/2019(c)	Ba3	3,000,000	3,000,000

Consumer Goods Durable - 0.50%
Reynolds Group Holdings, Inc., Senior Unsecured Bond, 5.750%, 10/15/2020(c)	Ba2	4,000,000	4,005,000

Energy Elecricity - 0.49%
Advanced Micro Devices, Inc., Senior Unsecured Bond, 7.500%, 08/15/2022(c)	Ba3	2,000,000	1,940,000
Amkor Technology, Inc., Senior Unsecured Bond, 6.375%, 10/01/2022(c)	Ba3	2,000,000	1,972,500

			3,912,500

	Moody’s Rating	Principal Amount	Market Value

Energy, Oil and Gas - 1.54%
BreitBurn Energy Partners LP, Senior Unsecured Bond, 7.875%, 04/15/2022(c)	B3	$2,000,000	$2,080,000
Drill Rights Holdings, Inc., Senior Unsecured Bond, 6.500%, 10/01/2017(c)	B2	2,000,000	1,992,500
Everest Acquisition LLC/Finance, Inc., Senior Unsecured Bond, 7.750%, 09/01/2022(c)	B2	2,000,000	2,045,000
Forest Oil Corp., Senior Unsecured Bond, 7.500%, 09/15/2020(c)	B2	2,000,000	1,987,500
Samson Investment Co., Senior Unsecured Bond, 9.750%, 02/15/2020(c)	B3	2,000,000	2,062,500
Sandridge Energy, Inc., Senior Unsecured Bond, 7.500%, 02/15/2023(c)	B2	2,000,000	2,065,000

			12,232,500

Healthcare and Pharmaceuticals - 0.49%
Elan Finance PLC, Senior Unsecured Bond, 6.250%, 10/15/2019(c)	B1	2,000,000	2,020,000
Kinetic Concepts, Inc., Senior Unsecured Bond, 12.500%, 11/01/2019(c)	Caa1	2,000,000	1,900,000

			3,920,000

High Tech Industries - 0.25%
Sanmina-SCI Corp., Senior Unsecured Bond, 7.000%, 05/15/2019(c)	B1	2,000,000	2,030,000

Media Diversified and Production - 0.70%
Sinclair Television Group, Inc., Senior Unsecured Bond, 6.125%, 10/01/2022(c)	B2	3,500,000	3,521,875

	Moody’s Rating	Principal Amount	Market Value

Media Diversified and Production (continued)
Univision Communications, Inc., Senior Unsecured Bond, 6.750%, 09/15/2022(c)	B2	$2,000,000	$2,010,000

			5,531,875

Retail - 0.18%
Wolverine World Wide, Inc., Senior Unsecured Bond, 6.125%, 10/15/2020(c)	B2	1,400,000	1,449,000

Services - Business - 0.77%
Neff Rental LLC, Senior Unsecured Bond, 9.625%, 05/15/2016(c)	Caa1	4,000,000	4,070,000
NES Rentals Holdings, Inc., Senior Unsecured Bond, 12.250%, 04/15/2015(c)	Caa2	2,000,000	2,020,000

			6,090,000

Telecommunications - 0.49%
Avaya, Inc., Senior Unsecured Bond, 7.000%, 04/01/2019(c)	B1	2,000,000	1,870,000
Cincinnati Bell, Inc. (fka Broadwing, Inc.), Senior Unsecured Bond, 8.750%, 03/15/2018	B3	2,000,000	2,040,000

			3,910,000

Utilities Electric - 0.26%
NRG Energy, Inc., Senior Unsecured Bond, 6.625%, 03/15/2023(c)	B1	2,000,000	2,047,500

TOTAL CORPORATE BONDS (Cost $53,175,000)			53,190,875

Market Value
Total Investments - 19.77% (Cost $157,354,255)	$157,256,677

Assets in Excess of Other Liabilities - 80.23%	638,177,844

Net Assets - 100.00%	$795,434,521

Amounts above are shown as a percentage of net assets as of September 30, 2012.

(a)	The interest rate shown represents the rate at period end.
(b)

All or a portion of this position has not settled as of September 30, 2012. The interest rate shown represents the stated spread over the London Interbank Offered Rate (“LIBOR” or “L”) or the applicable LIBOR floor; the Fund will not accrue interest until the settlement date, at which point LIBOR will be established.

(c)

Security exempt from registration under Rule 144A of the Securities Act of 1933. Total market value of Rule 144A securities amounts to $48,083,375, which represents approximately 6.04% of net assets as of September 30, 2012.

See Notes to Quarterly Portfolio of Investments.

Blackstone / GSO Strategic Credit Fund

Notes to Quarterly Portfolio of Investments

September 30, 2012 (Unaudited)

NOTE 1. ORGANIZATION

Blackstone / GSO Strategic Credit Fund (the “Fund” or “BGB”) is a newly organized, non-diversified, closed-end management investment company. The Fund was organized as a Delaware statutory trust on March 28, 2012. The Fund was registered under the Investment Company Act of 1940, as amended (the “1940 Act”), on April 6, 2012. The Fund commenced operations on September 26, 2012. Prior to that, BGB had no operations other than matters relating to its organization and the sale and issuance of 5,236 common shares of beneficial interest in the Fund to GSO / Blackstone Debt Funds Management LLC (the “Adviser”) at a price of $19.10 per share. The Adviser serves as BGB’s investment adviser. The Fund’s common shares are listed on the New York Stock Exchange (the “Exchange”) and trade under the ticker symbol “BGB.”

BGB’s primary investment objective is to seek high current income, with a secondary objective to seek preservation of capital, consistent with its primary goal of high current income. The Fund will seek to achieve its investment objectives by investing primarily in a diversified portfolio of loans and other fixed income instruments of predominantly U.S. corporate issuers, including first- and second-lien secured loans (“Loans”) and high yield corporate bonds of varying maturities. Under normal market conditions, at least 80% of BGB’s assets will be invested in credit investments comprised of corporate fixed income instruments and other investments (including derivatives) with similar economic characteristics.

BGB will dissolve on or about September 15, 2027, absent shareholder approval to extend such term. Upon dissolution, the Fund will distribute substantially all of its net assets to shareholders, after making appropriate provision for any liabilities of the Fund. Pursuant to the Agreement and Declaration of Trust, prior to the date of dissolution a majority of the Board of Trustees, with the approval of a majority of the outstanding voting securities entitled to vote (as defined in the 1940 Act), may extend the life of the Fund. If approved the dissolution date of the Fund may be extended by a period of two years or such shorter time as may be determined. However, the dissolution date of the Fund may be extended an unlimited number of times.

BGB is classified as “non-diversified” under the 1940 Act. As a result, it can invest a greater portion of its assets in obligations of a single issuer than a “diversified” fund. BGB may therefore be more susceptible than a diversified fund to being adversely affected by any single corporate, economic, political, or regulatory occurrence.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of its financial statements is in accordance with accounting principles generally accepted in the United States of America (“GAAP”), which requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and these differences could be material.

Portfolio Valuation: BGB’s net asset value (“NAV”) will be determined daily on each day that the Exchange is open for business, as of the close of the regular trading session on the Exchange. The Fund calculates NAV per share by subtracting liabilities (including accrued expenses or dividends) from the total assets (the value of the securities plus cash or other assets, including interest accrued but not yet received) and dividing the result by the total number of outstanding common shares of the Fund.

Loans are primarily valued by using a composite loan price from a nationally recognized loan pricing service. The methodology used by the BGB’s nationally recognized loan pricing provider for composite loan prices is to value loans at the mean of the bid and ask prices from one or more brokers or dealers. Corporate bonds, other than short-term investments, are valued at the price provided by a nationally recognized pricing service. The prices provided by the nationally recognized service are typically based on the mean of bid and ask prices for each corporate bond security. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrices, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures based on valuation technology commonly employed in the market for such investments. Short-term debt investments, if any, having a remaining maturity of 60 days or less when purchased would be valued at cost adjusted for amortization of premiums and accretion of discounts. Any investments and other assets for which such current market quotations are not readily available are valued at fair value (“Fair Valued Assets”) as determined in good faith under procedures established by, and under the general supervision and responsibility of, the Fund’s Board of Trustees.

Various inputs are used to determine the value of BGB’s investments. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

Level 1— Unadjusted quoted prices in active markets for identical investments at the measurement date.

Level 2— Significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3— Significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments).

The valuation techniques used by the Fund to measure fair value during the period ended September 30, 2012 maximized the use of observable inputs and minimized the use of unobservable inputs. The categorization of a value determined for investments and other financial instruments is based on the pricing transparency of the investment and other financial instruments and does not necessarily correspond to BSL’s perceived risk of investing in those securities.

The following is a summary of the inputs used as of September 30, 2012 in valuing the Fund’s investments carried at value:

Investments in Securities at Value^	Level 1 - Unadjusted Quoted Prices	Level 2 - Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Floating Rate Loan Interests
Healthcare and Pharmaceuticals	$-	$18,890,944	$1,945,000	$20,835,944
High Tech Industries	-	17,174,956	3,942,804	21,117,760
Media Advertising, Printing and Publishing	-	-	2,020,000	2,020,000
Other	-	60,092,098	-	60,092,098
Corporate Bonds	-	53,190,875	-	53,190,875
Total	$-	$149,348,873	$7,907,804	$157,256,677

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities at Value^	Balance as of 9/26/12 (Commence- ment of Operations)	Realized gain/ (loss)	Change in unrealized appreciation/ (depreciation)	Net purchases	Net sales proceeds	Transfer in and/or (out) of Level 3	Balance as of 9/30/12	Net change in unrealized appreciation/ (depreciation) attributable to Level 3 investments still held at 9/30/12
Floating Rate Loan Interests	$-	$	$(47,500)	$7,955,304	$-	$	$7,907,804	$(47,500)
Total	$-	$	$(47,500)	$7,955,304	$-	$	$7,907,804	$(47,500)

There were no transfers between Level 1 and 2 during the period. It is the Fund’s policy to recognize transfers into and out of all Levels at the end of the reporting period.

^For detailed descriptions of classifications, see the accompanying Portfolio of Investments.

Securities Transactions and Investment Income: Securities transactions are recorded on trade date for financial reporting purposes. Interest income, including accretion of discount and amortization of premium, is recorded on the accrual basis.

NOTE 3. LOANS

BGB will seek to achieve its investment objectives by investing primarily in U.S. corporate fixed income instruments, including Loans and high yield corporate bond of varying maturities. Under normal market conditions, at least 80% of BGB’s Managed Assets (as defined below) will be invested in credit investments comprised of corporate fixed income instruments and other investments (including derivatives) with similar economic characteristics. BGB defines Managed Assets as net assets plus any borrowing for investment purposes. At September 30, 2012, 19.77% of BGB’s Managed Assets were held in corporate fixed income instruments and Loans. As of September 30, 2012, the Fund was in the very early stages of its initial ramp. As of October 31, 2012, over 82% of the proceeds from the initial offering had been invested.

First lien secured loans hold a senior position in the capital structure of a business entity, are typically secured with specific collateral and typically have a claim on the assets and/or stock of the borrower that is senior to that held by unsecured creditors, subordinated debt holders and stockholders of the borrower.

Loans often require prepayments from borrowers’ excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, floating rate loans typically have an expected average life of two to four years. Floating rate loans typically have rates of interest which are re-determined periodically, either daily, monthly, quarterly or semi-annually by reference to a floating base lending rate, primarily London Interbank Offered Rate (LIBOR), plus a premium or credit spread.

Loans are subject to the risk of payment defaults of scheduled interest or principal. Such non-payment could result in a reduction of income, a reduction in the value of the investment and a potential decrease in the net asset value of the Fund. Risk of loss of income is generally higher for unsecured loans or debt, which are not backed by a security interest in any specific collateral. There can be no assurance that the liquidation of any collateral securing a Loan would satisfy the Borrower’s obligation to the Fund in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated.

Second lien loans generally are subject to similar risks as those associated with investments in first lien loans except that such loans are subordinated in payment and/or lower in lien priority to first lien holders. In the event of default on a second lien loan, the first priority lien holder has first claim to the underlying collateral of the loan. Second lien loans are subject to the additional risk that the cash flow of the borrower and collateral securing the loan or debt, if any, may be insufficient to meet scheduled payments after giving effect to the senior unsecured or senior secured obligations of the borrower. At September 30, 2012, BGB had invested $9,627,540 in second lien secured loans.

Loans can be rated below investment grade or may also be unrated. As a result, the risks associated with Loans may be similar to the risks of other below investment grade securities, although they are senior and secured in contrast to other below investment grade securities, which are often subordinated or unsecured. BGB typically invests in Loans rated below investment grade, which are considered speculative because of the credit risk of their issuers. Such companies are more likely than investment grade issuers to default on their payments of interest and principal owed to BGB, and such defaults could reduce net asset value and income distributions. The amount of public information available with respect to below investment grade loans will generally be less extensive than that available for registered or exchange-listed securities. In evaluating the creditworthiness of borrowers, the Adviser will consider, and may rely in part, on analyses performed by others. The Adviser’s established best execution procedures and guidelines require trades to be placed for execution only with broker-dealer counterparties approved by the risk and valuation committee of the Adviser. The factors considered by the committee when selecting and approving brokers and dealers include, but are not limited to: (i) quality, accuracy, and timeliness of execution, (ii) review of the reputation, financial strength and stability of the financial institution, (iii) willingness and ability of the counterparty to commit capital, (iv) ongoing reliability and (v) access to underwritten offerings and secondary markets.

BGB may acquire Loans through assignments or participations. BGB typically acquires these Loans through assignment, and if it acquires a Loan through participation, will elevate a participation interest into an assignment as soon as practicably possible. The purchaser of an assignment typically succeeds to all the rights and obligations of the assigning institution and becomes a lender under the credit agreement with respect to the debt obligation; however, the purchaser’s rights can be more restricted than those of the assigning institution, and BGB may not be able to unilaterally enforce all rights and remedies under the Loan and with regard to any associated collateral. A participation typically results in a contractual relationship only with the institution participating out the interest, not with the borrower. Sellers of participations typically include banks, broker-dealers, other financial institutions and lending institutions. The Adviser has adopted best execution procedures and guidelines to mitigate credit and counterparty risk in the atypical situation when BGB must acquire a Loan through a participation. The Adviser has established a risk and valuation committee that regularly reviews each broker-dealer counterparty for, among other things, its quality and the quality of its execution.

NOTE 4. UNREALIZED APPRECIATION/ (DEPRECIATION)

On September 30, 2012, based on cost of $157,354,255 for federal income tax purposes, aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $249,485 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $347,063, resulting in net unrealized depreciation of $97,578.

Item 2. Controls and Procedures.

(a)

The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this Report.

(b)

There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Blackstone / GSO Strategic Credit Fund

By:	/s/ Daniel H. Smith, Jr.
Daniel H. Smith, Jr. (Principal Executive Officer)
Chairman, Chief Executive Officer and President

Date:	November 29, 2012

By:	/s/ Eric Rosenberg
Eric Rosenberg (Principal Financial Officer)
Treasurer and Chief Financial Officer

Date:	November 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Daniel H. Smith, Jr.
Daniel H. Smith, Jr. (Principal Executive Officer)
Chairman, Chief Executive Officer and President

Date:	November 29, 2012

By:	/s/ Eric Rosenberg
Eric Rosenberg (Principal Financial Officer)
Treasurer and Chief Financial Officer

Date:	November 29, 2012